Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Commitments and Contingencies

Legal

We are involved in litigation from time to time, primarily arising in the normal course of our business.  These cases are in various procedural stages.  In view of the inherent difficulty of predicting the outcome of these legal and regulatory matters, we generally cannot predict the ultimate resolution of the pending matters, the related timing, or the eventual loss.  While the outcome of such contingencies cannot be predicted with certainty, we do not believe that the resolution of such matters will have a material adverse impact on our results of operations, financial position, or cash flows.

Surety bonds

Surety bonds, issued by third-party entities, are used primarily to guarantee our performance to construct improvements in our various communities.  As of December 31, 2015 and 2014, we had outstanding surety bonds of approximately $30.9 million and $21.5 million, respectively.  The amount of outstanding surety bonds could fluctuate depending on the level of development activity.  We do not believe that it is likely any of these outstanding surety bonds will be drawn upon.

Community Development District and Other Special Obligations

A community development district or similar development authority (“CDD”) is a unit of local government created under various state statutes that utilizes the proceeds from the sale of bonds to finance the construction or acquisition of infrastructure assets of a development.  A portion of the liability associated with the bonds, including principal and interest, is assigned to each parcel of land within the development.  This debt is typically paid by subsequent special assessments levied by the CDD on the landowners.  Generally, we are only responsible for paying the special assessments for the period during which we are the landowner of the applicable parcels.  However, in certain limited instances we record a liability for future assessments.